Impairment losses - Goodwill (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017
Impairment losses
Goodwill	€ 26,734	€ 26,808
Europe
Impairment losses
Goodwill	19,947	19,947
Germany
Impairment losses
Goodwill	12,479	12,479
Italy
Impairment losses
Goodwill	3,654	3,654
Spain
Impairment losses
Goodwill	3,814	3,814
AMAP
Impairment losses
Goodwill	€ 6,787	€ 6,861